Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 208,556	$ 14,130
12 Months or less, Unrealized Loss	(1,923)	(34)
More than 12 months, Fair Value	5,137	126
More than 12 months, Unrealized Loss	(164)	(1)
Total Fair Value	213,693	14,256
Total Unrealized Loss	(2,087)	(35)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	41,432	6,501
12 Months or less, Unrealized Loss	(473)	(5)
More than 12 months, Fair Value	2,014	126
More than 12 months, Unrealized Loss	(57)	(1)
Total Fair Value	43,446	6,627
Total Unrealized Loss	(530)	(6)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	25,797	1,874
12 Months or less, Unrealized Loss	(107)	(1)
Total Fair Value	25,797	1,874
Total Unrealized Loss	(107)	(1)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	141,327	5,755
12 Months or less, Unrealized Loss	(1,343)	(28)
More than 12 months, Fair Value	3,123
More than 12 months, Unrealized Loss	(107)
Total Fair Value	144,450	5,755
Total Unrealized Loss	$ (1,450)	$ (28)